Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

June 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 46.5%
Information Technology – 12.3%
Communications Equipment – 0.1%
Ciena Corp.(a)	6,310	$288,367
Lumentum Holdings, Inc.(a)	6,340	503,523

		791,890

Electronic Equipment, Instruments & Components – 0.4%
Avnet, Inc.	10,320	442,522
Belden, Inc.	6,473	344,817
CDW Corp./DE	29,175	4,596,813
Littelfuse, Inc.	1,560	396,302
Novanta, Inc.(a)	3,730	452,337

		6,232,791

IT Services – 1.9%
DigitalOcean Holdings, Inc.(a)	4,853	200,720
FleetCor Technologies, Inc.(a)	13,196	2,772,612
Flywire Corp.(a)	12,841	226,387
Genpact Ltd.	6,036	255,685
MongoDB, Inc.(a)	1,550	402,225
PayPal Holdings, Inc.(a)	44,843	3,131,835
Shift4 Payments, Inc. - Class A(a)	7,808	258,132
Visa, Inc. - Class A	110,612	21,778,397

		29,025,993

Semiconductors & Semiconductor Equipment – 2.1%
Analog Devices, Inc.	30,182	4,409,288
Entegris, Inc.	5,158	475,207
KLA Corp.	14,169	4,521,044
Kulicke & Soffa Industries, Inc.	4,916	210,454
Lattice Semiconductor Corp.(a)	9,295	450,807
MACOM Technology Solutions Holdings, Inc.(a)	8,278	381,616
Monolithic Power Systems, Inc.	640	245,786
NVIDIA Corp.	53,239	8,070,500
NXP Semiconductors NV	35,756	5,292,961
ON Semiconductor Corp.(a)	12,406	624,146
QUALCOMM, Inc.	50,384	6,436,052
Synaptics, Inc.(a)	2,536	299,375

		31,417,236

Software – 5.6%
ACI Worldwide, Inc.(a)	16,890	437,282
Adobe, Inc.(a)	19,787	7,243,229
Autodesk, Inc.(a)	26,963	4,636,558
CommVault Systems, Inc.(a)	7,569	476,090
Five9, Inc.(a)	3,560	324,458
Freshworks, Inc.(a)	20,791	273,402
HubSpot, Inc.(a)	560	168,364
Manhattan Associates, Inc.(a)	4,381	502,063
Microsoft Corp.(b)	187,436	48,139,188
Monday.com Ltd.(a)	2,309	238,196

Company	Shares	U.S. $ Value

NortonLifeLock, Inc.	297,117	$6,524,689
Oracle Corp.(b)	166,673	11,645,443
Samsara, Inc.(a)	24,037	268,493
ServiceNow, Inc.(a)	6,042	2,873,092
Smartsheet, Inc. - Class A(a)	9,815	308,485
Varonis Systems, Inc.(a)	10,904	319,705

		84,378,737

Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.(b)	206,043	28,170,199
Change Healthcare, Inc.(a)	25,610	590,566
Western Digital Corp.(a)	100,861	4,521,599

		33,282,364

		185,129,011

Health Care – 7.3%
Biotechnology – 1.1%
ADC Therapeutics SA(a)	7,503	59,649
Arcus Biosciences, Inc.(a)	6,070	153,814
Arrowhead Pharmaceuticals, Inc.(a)	5,150	181,332
Ascendis Pharma A/S (ADR)(a)	1,592	147,992
Blueprint Medicines Corp.(a)	3,106	156,884
Coherus Biosciences, Inc.(a)	13,445	97,342
Erasca, Inc.(a)	9,707	54,068
Intellia Therapeutics, Inc.(a)	3,570	184,783
Legend Biotech Corp. (ADR)(a)	3,069	168,795
Regeneron Pharmaceuticals, Inc.(a)	7,616	4,502,046
Ultragenyx Pharmaceutical, Inc.(a)	3,083	183,932
Vertex Pharmaceuticals, Inc.(a)	36,981	10,420,876
Vir Biotechnology, Inc.(a)	6,554	166,930

		16,478,443

Health Care Equipment & Supplies – 1.6%
Align Technology, Inc.(a)	8,966	2,121,983
AtriCure, Inc.(a)	10,360	423,310
Edwards Lifesciences Corp.(a)	52,771	5,017,994
Envista Holdings Corp.(a)	13,040	502,562
Insulet Corp.(a)	695	151,468
Integra LifeSciences Holdings Corp.(a)	9,140	493,834
iRhythm Technologies, Inc.(a)	2,620	283,039
Medtronic PLC	106,314	9,541,681
Silk Road Medical, Inc.(a)	9,595	349,162
Zimmer Biomet Holdings, Inc.	45,561	4,786,639

		23,671,672

Health Care Providers & Services – 2.6%
Acadia Healthcare Co., Inc.(a)	8,840	597,849
Elevance Health, Inc.	21,535	10,392,360
Guardant Health, Inc.(a)	4,809	193,995
Inari Medical, Inc.(a)	6,418	436,360

Company	Shares	U.S. $ Value

MEDNAX, Inc.(a)	25,460	$534,915
R1 RCM, Inc.(a)	19,062	399,539
UnitedHealth Group, Inc.	52,568	27,000,502

		39,555,520

Life Sciences Tools & Services – 0.1%
ICON PLC(a)	1,961	424,949
Repligen Corp.(a)	3,171	514,970
Syneos Health, Inc.(a)	7,920	567,706

		1,507,625

Pharmaceuticals – 1.9%
Intra-Cellular Therapies, Inc.(a)	4,080	232,886
Johnson & Johnson	42,248	7,499,443
Roche Holding AG (Sponsored ADR)	292,085	12,182,865
Zoetis, Inc.	47,339	8,137,101

		28,052,295

		109,265,555

Consumer Discretionary – 5.0%
Auto Components – 0.2%
Dana, Inc.	21,032	295,920
Goodyear Tire & Rubber Co. (The)(a)	291,479	3,121,740

		3,417,660

Automobiles – 0.3%
Stellantis NV	325,428	4,022,290

Distributors – 0.0%
Pool Corp.	1,710	600,603

Diversified Consumer Services – 0.0%
Mister Car Wash, Inc.(a)	24,995	271,946

Hotels, Restaurants & Leisure – 0.2%
Dine Brands Global, Inc.	6,080	395,687
Dutch Bros, Inc. - Class A(a)	7,205	228,038
Hilton Grand Vacations, Inc.(a)	8,170	291,914
Papa John’s International, Inc.	4,680	390,874
Planet Fitness, Inc. - Class A(a)	7,834	532,790
Scientific Games Corp./DE - Class A(a)	5,570	261,734
Vail Resorts, Inc.	1,830	399,032

		2,500,069

Household Durables – 0.1%
KB Home	11,670	332,128
NVR, Inc.(a)	85	340,352
PulteGroup, Inc.	12,750	505,283
Taylor Morrison Home Corp.(a)	10,623	248,153
TopBuild Corp.(a)	1,977	330,475

		1,756,391

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 1.8%
Amazon.com, Inc.(a) (b)	193,720	$20,575,001
Booking Holdings, Inc.(a)	2,628	4,596,346
Etsy, Inc.(a)	21,177	1,550,368

		26,721,715

Leisure Products – 0.0%
Latham Group, Inc.(a)	35,895	248,752

Specialty Retail – 1.8%
AutoZone, Inc.(a)	3,718	7,990,428
Dynatrace, Inc.(a)	12,310	485,507
Five Below, Inc.(a)	3,258	369,555
Floor & Decor Holdings, Inc. - Class A(a)	5,730	360,761
Home Depot, Inc. (The)	47,781	13,104,895
Lithia Motors, Inc.	1,735	476,795
National Vision Holdings, Inc.(a)	9,276	255,090
Sally Beauty Holdings, Inc.(a)	27,175	323,926
TJX Cos., Inc. (The)	59,620	3,329,777
Williams-Sonoma, Inc.	4,055	449,902

		27,146,636

Textiles, Apparel & Luxury Goods – 0.6%
Carter’s, Inc.	5,850	412,308
NIKE, Inc. - Class B	69,839	7,137,546
Ralph Lauren Corp.	4,210	377,426
Tapestry, Inc.	12,990	396,455

		8,323,735

		75,009,797

Industrials – 4.9%
Aerospace & Defense – 0.9%
Axon Enterprise, Inc.(a)	4,922	458,583
Curtiss-Wright Corp.	2,410	318,264
Howmet Aerospace, Inc.	13,030	409,793
Raytheon Technologies Corp.	122,197	11,744,354
Spirit AeroSystems Holdings, Inc. - Class A	14,580	427,194

		13,358,188

Air Freight & Logistics – 0.0%
XPO Logistics, Inc.(a)	9,900	476,784

Airlines – 0.0%
SkyWest, Inc.(a)	11,612	246,755

Building Products – 0.5%
Armstrong World Industries, Inc.	5,280	395,789
Masonite International Corp.(a)	4,677	359,334
Otis Worldwide Corp.	83,204	5,880,027
Trex Co., Inc.(a)	6,494	353,403

		6,988,553

Commercial Services & Supplies – 0.1%
ADT, Inc.	51,290	315,434
MillerKnoll, Inc.	13,270	348,603
Tetra Tech, Inc.	3,730	509,331

		1,173,368

Company	Shares	U.S. $ Value

Construction & Engineering – 0.6%
AECOM	129,620	$8,453,817
Arcosa, Inc.	8,680	403,012
Dycom Industries, Inc.(a)	5,928	551,541
WillScot Mobile Mini Holdings Corp.(a)	12,190	395,200

		9,803,570

Electrical Equipment – 0.9%
AMETEK, Inc.	3,306	363,296
Eaton Corp. PLC	60,738	7,652,381
Regal Rexnord Corp.	51,380	5,832,657
Sensata Technologies Holding PLC	9,160	378,400

		14,226,734

Industrial Conglomerates – 0.0%
Carlisle Cos., Inc.	1,740	415,181

Machinery – 0.1%
IDEX Corp.	1,410	256,098
Ingersoll Rand, Inc.	8,900	374,512
ITT, Inc.	4,910	330,148
Middleby Corp. (The)(a)	2,880	361,037
Oshkosh Corp.	4,390	360,595
Timken Co. (The)	6,200	328,910

		2,011,300

Marine – 0.1%
Kirby Corp.(a)	8,110	493,413
Star Bulk Carriers Corp.	13,480	336,865

		830,278

Professional Services – 0.5%
Booz Allen Hamilton Holding Corp.	63,639	5,750,420
Korn Ferry	6,520	378,290
Robert Half International, Inc.	20,383	1,526,483

		7,655,193

Road & Rail – 1.1%
CSX Corp.	339,363	9,861,889
Knight-Swift Transportation Holdings, Inc.	122,624	5,676,265
TFI International, Inc.	4,140	332,359

		15,870,513

Trading Companies & Distributors – 0.1%
GATX Corp.	1,132	106,589
Herc Holdings, Inc.	4,190	377,729
SiteOne Landscape Supply, Inc.(a)	3,360	399,403

		883,721

		73,940,138

Company	Shares	U.S. $ Value

Financials – 4.8%
Banks – 2.2%
Bank of America Corp.	351,154	$10,931,424
Comerica, Inc.	7,700	565,026
First BanCorp./Puerto Rico	39,420	508,912
First Citizens BancShares, Inc./NC - Class A	925	604,747
First Hawaiian, Inc.	19,450	441,710
Pinnacle Financial Partners, Inc.	4,120	297,917
PNC Financial Services Group, Inc. (The)	30,885	4,872,726
Signature Bank/New York NY	1,320	236,557
Synovus Financial Corp.	11,784	424,813
Texas Capital Bancshares, Inc.(a)	8,585	451,914
Webster Financial Corp.	9,732	410,204
Wells Fargo & Co.	325,452	12,747,955
Wintrust Financial Corp.	6,460	517,769
Zions Bancorp NA	9,481	482,583

		33,494,257

Capital Markets – 1.5%
Ares Management Corp. - Class A	7,113	404,445
Goldman Sachs Group, Inc. (The)	43,317	12,866,015
LPL Financial Holdings, Inc.	44,005	8,118,043
Moelis & Co. - Class A	9,872	388,463
PJT Partners, Inc. - Class A	4,180	293,770
Stifel Financial Corp.	6,485	363,290

		22,434,026

Consumer Finance – 0.0%
Fisker, Inc.(a)	12,690	108,753

Insurance – 1.1%
American Financial Group, Inc./OH	3,312	459,739
Goosehead Insurance, Inc. - Class A	2,600	118,742
Hanover Insurance Group, Inc. (The)	3,250	475,313
Kemper Corp.	6,940	332,426
Kinsale Capital Group, Inc.	2,034	467,088
Progressive Corp. (The)	62,731	7,293,733
Selective Insurance Group, Inc.	4,784	415,921
Trupanion, Inc.(a)	5,580	336,251
Willis Towers Watson PLC	31,060	6,130,933

		16,030,146

Thrifts & Mortgage Finance – 0.0%
BankUnited, Inc.	12,522	445,408

		72,512,590

Communication Services – 4.8%
Diversified Telecommunication Services – 0.7%
Comcast Corp. - Class A	276,545	10,851,626

Entertainment – 0.3%
Take-Two Interactive Software, Inc.(a)	36,760	4,504,203

Interactive Media & Services – 3.0%
Alphabet, Inc. - Class C(a)	15,730	34,408,588
Meta Platforms, Inc. - Class A(a)	65,168	10,508,340

		44,916,928

Company	Shares	U.S. $ Value

Media – 0.0%
Criteo SA (Sponsored ADR)(a)	16,026	$391,034

Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc.(a)	81,309	10,939,313

		71,603,104

Consumer Staples – 2.7%
Beverages – 1.1%
Coca-Cola Co., (The)	173,253	10,899,346
Constellation Brands, Inc. - Class A	20,264	4,722,728

		15,622,074

Food & Staples Retailing – 1.1%
Costco Wholesale Corp.	10,666	5,112,001
Grocery Outlet Holding Corp.(a)	6,870	292,868
Walmart, Inc.	95,033	11,554,112

		16,958,981

Food Products – 0.1%
Freshpet, Inc.(a)	6,535	339,101
Hain Celestial Group, Inc. (The)(a)	17,257	409,681
Nomad Foods Ltd.(a)	26,324	526,217

		1,274,999

Household Products – 0.4%
Procter & Gamble Co., (The)(b)	40,884	5,878,710

		39,734,764

Energy – 1.6%
Energy Equipment & Services – 0.5%
Baker Hughes Co. - Class A	196,116	5,661,869
Cactus, Inc. - Class A	12,630	508,610
Helmerich & Payne, Inc.	9,600	413,376
Patterson-UTI Energy, Inc.	24,170	380,919

		6,964,774

Oil, Gas & Consumable Fuels – 1.1%
Cameco Corp.	15,890	334,008
Chevron Corp.	37,177	5,382,486
Coterra Energy, Inc.	8,419	217,126
EOG Resources, Inc.	85,999	9,497,730
HF Sinclair Corp.	9,905	447,310
Magnolia Oil & Gas Corp. - Class A	14,150	297,008
Matador Resources Co.	8,120	378,311
Ovintiv, Inc.	8,800	388,872

		16,942,851

		23,907,625

Real Estate – 1.3%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc. - Class A	18,780	385,178

Company	Shares	U.S. $ Value

Equity Real Estate Investment Trusts (REITs) – 1.3%
American Campus Communities, Inc.	70,128	$4,521,152
American Tower Corp.	20,542	5,250,330
Camden Property Trust	4,178	561,857
Cousins Properties, Inc.	12,337	360,611
CubeSmart	9,971	425,961
Mid-America Apartment Communities, Inc.	17,137	2,993,320
Physicians Realty Trust	36,756	641,392
Prologis, Inc.	32,186	3,786,683
Safehold, Inc.	7,335	259,439
STAG Industrial, Inc.	9,230	285,022

		19,085,767

		19,470,945

Utilities – 1.1%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	82,029	7,869,862
IDACORP, Inc.	6,141	650,455
NextEra Energy, Inc.	87,401	6,770,081

		15,290,398

Gas Utilities – 0.1%
Southwest Gas Holdings, Inc.	4,960	431,917

		15,722,315

Materials – 0.7%
Chemicals – 0.6%
FMC Corp.	3,460	370,255
Huntsman Corp.	13,370	379,039
Innospec, Inc.	3,150	301,738
Linde PLC	27,707	7,966,594

		9,017,626

Containers & Packaging – 0.1%
Berry Global Group, Inc.(a)	11,540	630,546
Sealed Air Corp.	4,908	283,290

		913,836

Metals & Mining – 0.0%
Carpenter Technology Corp.	6,696	186,885
Reliance Steel & Aluminum Co.	2,043	347,024

		533,909

Steel – 0.0%
Allegheny Technologies, Inc.(a)	17,140	389,250

		10,854,621

Capital Goods – 0.0%
Electrical Components & Equipment – 0.0%
Vertiv Holdings Co.	40,540	333,239

Total Common Stocks (cost $492,375,018)		697,483,704

INVESTMENT COMPANIES – 41.3%
Funds and Investment Trusts – 41.3%(c) (d)
AB All Market Real Return Portfolio - Class Z	16,899,072	155,978,431
AB International Small Cap Portfolio - Class Z	7,466,504	74,366,382

Company	Shares		U.S. $ Value

Bernstein International Strategic Equities Portfolio - Class Z		29,198,756	$320,894,332
Bernstein Small Cap Core Portfolio - Class Z		2,102,978	25,004,413
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		1,689,709	42,715,847

Total Investment Companies (cost $587,861,717)			618,959,405

	Notional Amount

OPTIONS PURCHASED - PUTS – 2.1%
Options on Equity Indices – 2.1%
Euro STOXX 50 Index Expiration: Jun 2023; Contracts: 15,850; Exercise Price: EUR 2,700.00; Counterparty: UBS AG(a)	EUR	42,795,000	2,021,553
FTSE 100 Index Expiration: Apr 2023; Contracts: 3,030; Exercise Price: GBP 6,000.00; Counterparty: UBS AG(a)	GBP	18,180,000	797,485
Nikkei 225 Index Expiration: Jun 2023; Contracts: 201,000; Exercise Price: JPY 21,500.00; Counterparty: UBS AG(a)	JPY	4,321,500,000	1,177,349
S&P 500 Index Expiration: Jan 2023; Contracts: 118,200; Exercise Price: USD 3,700.00; Counterparty: UBS AG(a)	USD	437,340,000	27,516,988

Total Options Purchased - Puts (premiums paid $19,033,532)			31,513,375

	Shares

SHORT-TERM INVESTMENTS – 10.0%
Investment Companies – 10.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(c) (d) (e) (cost $150,294,386)		150,294,386	150,294,386

Total Investments – 99.9% (cost $1,249,564,653)(f)			1,498,250,870
Other assets less liabilities – 0.1%			1,124,280

Net Assets – 100.0%			$1,499,375,150

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	521	September 2022	$42,757,045	$661,992
10 Yr Canadian Bond Futures	426	September 2022	41,034,602	290,550
Euro Buxl 30 Yr Bond Futures	55	September 2022	9,427,149	(27,324)
Euro-BOBL Futures	215	September 2022	27,981,156	409,391
Euro-Bund Futures	144	September 2022	22,451,616	99,952
Hang Seng Futures	222	July 2022	30,758,832	(467,877)
Japan 10 Yr Bond (OSE) Futures	58	September 2022	63,527,270	169,603
Long Gilt Futures	214	September 2022	29,692,047	(1,113,502)
Nikkei 225 (CME) Futures	39	September 2022	7,582,695	(345,822)
SPI 200 Futures	154	September 2022	17,169,871	(142,699)
U.S. T-Note 2 Yr (CBT) Futures	632	September 2022	132,729,876	(376,001)
U.S. T-Note 10 Yr (CBT) Futures	1,582	September 2022	187,516,438	(2,337,666)
U.S. Ultra Bond (CBT) Futures	415	September 2022	64,052,656	(1,966,394)
Sold Contracts
Euro STOXX 50 Index Futures	181	September 2022	6,526,853	71,583
FTSE 100 Index Futures	697	September 2022	60,418,715	(130,047)
MSCI Emerging Markets Futures	200	September 2022	10,027,000	13,982
MSCI Singapore IX ETS Futures	497	July 2022	10,036,230	412,607
OMXS 30 Index Futures	1,508	July 2022	27,573,636	249,661
OMXS 30 Index Futures	1,373	June 2022	25,392,262	1,595,328
Russell 2000 E-Mini Futures	361	September 2022	30,829,400	1,241,010
S&P 500 E-Mini Futures	1,013	September 2022	191,938,175	1,299,084
S&P Mid 400 E-Mini Futures	98	September 2022	22,226,400	1,074,226
S&P TSX 60 Index Futures	360	September 2022	63,906,153	407,390
TOPIX Index Futures	395	September 2022	54,455,152	2,166,853

				$3,255,880

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	25,383	JPY	3,240,673	07/15/2022	$(1,484,762)
Bank of America, NA	CAD	20,700	USD	16,130	07/21/2022	47,724
Bank of America, NA	USD	1,783	AUD	2,533	07/21/2022	(34,808)
Bank of America, NA	GBP	89,558	USD	112,365	08/25/2022	3,243,082
Bank of America, NA	USD	36,526	NOK	365,122	09/22/2022	608,792
Citibank, NA	USD	52,976	EUR	50,023	07/28/2022	(475,538)
Deutsche Bank AG	EUR	89,054	USD	94,121	07/28/2022	656,234
Goldman Sachs Bank USA	USD	7,384	JPY	936,521	07/15/2022	(477,832)
HSBC Bank USA	CHF	72,683	USD	78,155	07/13/2022	1,984,073
HSBC Bank USA	CHF	55,816	USD	56,208	07/13/2022	(2,286,465)
HSBC Bank USA	USD	3,406	CHF	3,387	07/13/2022	143,198
HSBC Bank USA	USD	76,477	JPY	9,793,360	07/15/2022	(4,256,788)
HSBC Bank USA	AUD	62,749	USD	44,047	07/21/2022	730,108
HSBC Bank USA	CAD	20,999	USD	16,194	07/21/2022	(119,884)
HSBC Bank USA	USD	32,066	AUD	46,523	07/21/2022	49,538
HSBC Bank USA	USD	42,516	CAD	54,859	07/21/2022	103,850
HSBC Bank USA	EUR	47,413	USD	49,594	07/28/2022	(167,514)
HSBC Bank USA	USD	17,302	EUR	16,330	07/28/2022	(164,073)
HSBC Bank USA	USD	4,574	GBP	3,756	08/25/2022	2,246
HSBC Bank USA	NZD	3,294	USD	2,126	08/26/2022	70,036
HSBC Bank USA	USD	18,749	NZD	29,853	08/26/2022	(114,337)
HSBC Bank USA	SEK	79,845	USD	7,817	09/22/2022	(14,065)
HSBC Bank USA	USD	4,170	SEK	42,113	09/22/2022	(39,848)
JPMorgan Chase Bank, NA	USD	9,786	CHF	9,381	07/13/2022	45,281
JPMorgan Chase Bank, NA	JPY	639,643	USD	4,964	07/15/2022	247,208
JPMorgan Chase Bank, NA	USD	21,893	AUD	30,477	07/21/2022	(854,055)
JPMorgan Chase Bank, NA	USD	9,293	CAD	11,761	07/21/2022	(156,356)
JPMorgan Chase Bank, NA	EUR	10,867	USD	11,680	07/28/2022	275,370
Morgan Stanley & Co. LLC	CHF	2,485	USD	2,552	07/13/2022	(52,772)
Morgan Stanley & Co. LLC	USD	59,392	CHF	56,890	07/13/2022	227,174

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC	JPY	11,238,206	USD	86,126	07/15/2022	$3,250,208
Morgan Stanley & Co. LLC	AUD	21,950	USD	15,733	07/21/2022	579,829
Morgan Stanley & Co. LLC	CAD	37,352	USD	29,298	07/21/2022	279,069
Morgan Stanley & Co. LLC	USD	13,390	AUD	19,405	07/21/2022	5,771
Morgan Stanley & Co. LLC	USD	17,175	AUD	24,177	07/21/2022	(485,286)
Morgan Stanley & Co. LLC	USD	2,858	EUR	2,698	07/28/2022	(25,631)
Morgan Stanley & Co. LLC	USD	25,011	GBP	20,399	08/25/2022	(156,545)
Morgan Stanley & Co. LLC	USD	9,264	NOK	92,062	09/22/2022	99,409
UBS AG	USD	52,306	CAD	65,409	07/21/2022	(1,489,968)
UBS AG	USD	44,453	SEK	452,954	09/22/2022	(28,119)

						$(236,446)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	5.76%	USD	65,974	$(1,831,944)	$(1,849,292)	$17,348

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	3,672	09/16/2022	$ (218,930)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $311,185,018 and gross unrealized depreciation of investments was $(59,680,949), resulting in net unrealized appreciation of $251,504,069.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$697,483,704	$—	$—	$697,483,704
Investment Companies	618,959,405	—	—	618,959,405
Options Purchased - Puts	—	31,513,375	—	31,513,375
Short-Term Investments	150,294,386	—	—	150,294,386

Total Investments in Securities	1,466,737,495	31,513,375	—	1,498,250,870
Other Financial Instruments(b):
Assets:
Futures	10,163,212	—	—	10,163,212
Forward Currency Exchange Contracts	—	12,648,200	—	12,648,200
Liabilities:
Futures	(6,907,332)	—	—	(6,907,332)
Forward Currency Exchange Contracts	—	(12,884,646)	—	(12,884,646)
Centrally Cleared Credit Default Swaps	—	(1,831,944)	—	(1,831,944)
Total Return Swaps	—	(218,930)	—	(218,930)

Total	$1,469,993,375	$29,226,055	$—	$1,499,219,430

(a)	See the Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2022 is as follows:

							Distributions
Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2022 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$171,734	$670,302	$691,742	$0	$0	$150,294	$293	$0
AB All Market Real Return Portfolio	171,932	46,685	43,821	978	(19,796)	155,978	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	117,805	4,421	20,000	893	(28,753)	74,366	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	451,328	25,937	69,000	1,210	(88,581)	320,894	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	36,856	2,190	6,311	1,649	(9,380)	25,004	0	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	51,516	4,653	0	0	(13,453)	42,716	0	0
Total	$1,001,171	$754,188	$830,874	$4,730	$ (159,963)	$ 769,252	$293	$0